Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

(each, a “Fund” and collectively, the “Funds”)
A series of Advisors Series Trust (the “Trust”)

Supplement dated October 1, 2026 to the
Statutory Prospectus dated June 28, 2026

Effective January 1, 2027, Brett Sharoni will begin serving as a co-portfolio manager of the Pzena Small Cap Value Fund, and Yinan Zhao will begin serving as a co-portfolio manager of the Pzena Emerging Markets Value Fund. Also effective January 1, 2027, Ben Silver will no longer be a portfolio manager of the Pzena Small Cap Value Fund, and Allison Fisch will no longer be a portfolio manager of the Pzena Emerging Markets Value Fund.

Effective January 1, 2027, the “Portfolio Managers” information disclosed in the “Management” section on page 15 of the Prospectus is amended and restated as follows:

Portfolio Managers. Mr. Evan Fox (Principal and Portfolio Manager), Mr. John Flynn (Principal and Portfolio Manager) and Mr. Brett Sharoni (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Small Cap Fund’s portfolio. Messrs. Fox and Flynn have managed the Fund since its inception in April 2016. Mr. Sharoni has managed the Fund since January 2027.

Effective January 1, 2027, the “Portfolio Managers” information disclosed in the “Management” section on page 22 of the Prospectus is amended and restated as follows:

Portfolio Managers. Ms. Caroline Cai (Managing Principal, Chief Executive Officer and Portfolio Manager), Mr. Rakesh Bordia (Principal and Portfolio Manager), Mr. Akhil Subramanian (Principal and Portfolio Manager) and Mr. Yinan Zhao (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund’s portfolio. Ms. Cai has managed the Fund since its inception in March 2014, Mr. Bordia has managed the Fund since April 2015, Mr. Subramanian has managed the Fund since January 2023, and Mr. Zhao has managed the Fund since January 2027.

Effective January 1, 2027, the “Portfolio Managers” information for the “Small Cap Fund” and the “Emerging Markets Fund” disclosed in the “MANAGEMENT OF THE FUNDS” section beginning on page 53 of the Prospectus is amended and restated as follows:

Portfolio Managers

Small Cap Fund

Evan D. Fox, CFA, Principal and Portfolio Manager
Mr. Fox joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Fox has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Fox graduated summa cum laude from the University of Pennsylvania with a B.S. in Economics from the Wharton School and a
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B.A.S. from the School of Engineering and Applied Science. Mr. Fox holds the Chartered Financial Analyst® designation.

John J. Flynn, Principal and Portfolio Manager
Mr. Flynn joined the Adviser in 2005 and currently serves as a Portfolio Manager for the Adviser. Mr. Flynn has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from the Harvard Business School.

Brett Sharoni, Principal and Portfolio Manager
Mr. Sharoni joined the Advisor in 2019 and currently serves as a Portfolio Manager. Mr. Sharoni has co-managed the Small Cap Value Fund since 2027. He earned a B.A. in Economics from Johns Hopkins University and an M.B.A. from Harvard Business School.

Emerging Markets Fund

Caroline Cai, CFA, Managing Principal, Chief Executive Officer (“CEO”), and Portfolio Manager
Ms. Cai joined in the Adviser in 2004 and currently serves as CEO and as a Portfolio Manager for the Adviser. Ms. Cai has co-managed the Emerging Markets Focused Value strategy for the Adviser since 2009. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst®.

Rakesh Bordia, Principal and Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Bordia has co-managed the Emerging Markets Focused Value strategy for the Adviser since April 2015. Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India.

Akhil Subramanian, Principal and Portfolio Manager
Mr. Subramanian joined the Adviser in 2017 and currently serves as a Portfolio Manager for the Adviser. Mr. Subramanian has co-managed the Emerging Markets Focused Value strategy for the Adviser since January 2023. Mr. Subramanian graduated with a B.S. in Mathematics and a B.A in Economics from the University of Chicago, and an M.B.A. from Columbia Business School.

Yinan Zhao, CFA, Principal and Portfolio Manager
Mr. Zhao joined the Advisor in 2016 and currently serves as a Portfolio Manager. Mr. Zhao has co-managed the Emerging Markets Focused Value strategy for the Adviser since January 2027. He graduated with an M.B.A. from Columbia Business School, where he was enrolled in the Value Investing Program. He earned a B.S. in Electrical Engineering from Stanford University and holds the Chartered Financial Analyst® designation.

Please retain this supplement with your Statutory Prospectus
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PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

(each, a “Fund” and collectively, the “Funds”)
A series of Advisors Series Trust (the “Trust”)

Supplement dated October 1, 2026 to the
Statement of Additional Information (“SAI”) dated June 28, 2026

Effective January 1, 2027, Brett Sharoni will begin serving as a co-portfolio manager of the Pzena Small Cap Value Fund, and Yinan Zhao will begin serving as a co-portfolio manager of the Pzena Emerging Markets Value Fund. Also effective January 1, 2027, Ben Silver will no longer be a portfolio manager of the Pzena Small Cap Value Fund, and Allison Fisch will no longer be a portfolio manager of the Pzena Emerging Markets Value Fund.

Effective January 1, 2027, the following information is amended under the “PORTFOLIO MANAGERS” section beginning on page 41 of the SAI:

The portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund are Messrs. John Flynn, Benjamin Silver, and Evan Fox. The portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund are Ms. Caroline Cai, and Messrs. Rakesh Bordia, Akhil Subramanian, and Yinan Zhao. The portfolio managers primarily responsible for the day-to-day management of the Small Cap Fund are Messrs. Evan Fox, John Flynn, and Brett Sharoni. The portfolio managers primarily responsible for the day-to-day management of the International Small Cap Fund are Messrs. Matthew J. Ring and Jason Doctor. The portfolio managers primarily responsible for the day-to-day management of the International Value Fund are Messrs. John Goetz and Rakesh Bordia and Mmes. Allison Fisch and Caroline Cai. Each has managed their respective Fund(s) since the Fund’s inception, except Mr. Bordia has managed the Emerging Markets Fund since April 2015 and the International Value Fund since January 2023, Mr. Flynn has managed the Mid Cap Fund since August 2015, Mr. Silver has managed the Mid Cap Fund since July 2017, Mr. Subramanian has managed the Emerging Markets Fund since January 2023, Mr. Doctor has managed the International Small Cap Fund since January 2023, Mr. Fox has managed the Mid Cap Fund since January 2024, Mr. Zhao has managed the Emerging Markets Fund since January 2027, and Mr. Sharoni has managed the Small Cap Fund since January 2027.

Effective January 1, 2027, the following tables showing the number of other accounts (not including the Funds) managed by Messrs. Sharoni and Zhao, and the total assets in the accounts managed within various categories as of September 30, 2026 are added under the “PORTFOLIO MANAGERS” section beginning on page 41 of the SAI:

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Brett Sharoni

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Yinan Zhao

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Effective January 1, 2027, the following information is added to the ownership table under the “PORTFOLIO MANAGERS” section on page 45 of the SAI:

Securities Owned in the Funds by Portfolio Managers. As of September 30, 2026, the portfolio managers owned the following securities in the Funds which they manage:

Portfolio Managers	Dollar Range of Equity Securities in the Funds Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	International Small Cap Fund	International Value Fund
Brett Sharoni	N/A	None	N/A	N/A	N/A
Yinan Zhao	N/A	N/A	$100,001-$500,000	N/A	N/A

Please retain this supplement with your SAI

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